FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of change in foreign exchange risks of income (loss)
		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		US Dollars in thousands
NIS	2023	(1,762)	1,762
	2022	(2,168)	2,168
	2021	1,408	(1,408)
EUR	2023	(1,698)	1,698
	2022	1,288	(1,288)
	2021	788	(788)
GPB	2023	123	(123)
	2022	713	(713)
	2021	824	(824)
AUD	2023	40	(40)
	2022	201	(201)
	2021	184	(184)

Disclosure of financial Instruments trade receivables
December 31, 2023	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	25,023	1,818	3,851	12,473	43,166
Less – provision of allowance for credit loss	-	-	-	(1,866)	(1,866)
Trade receivable	25,023	1,818	3,851	10,607	41,300

December 31, 2022	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	17,361	1,439	1,818	9,226	29,844
Less – provision of allowance for credit loss	-	-	-	(2,432)	(2,432)
Trade receivable	17,361	1,439	1,818	6,794	27,412

Disclosure of contractual maturities of financial liabilities
	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2023:
Short-term loans	47,477	-	-	-	47,477
Long-term bank loans	1,110	370	-	-	1,480
Long-term loans from others	3,835	-	-	-	3,835
Liability in respect of purchase of servers	99	74	-	-	173
Lease liabilities	2,325	1,897	2,022	495	6,739
Payables in respect of processing activity	104,523	-	-	-	104,523
Trade payables	17,464	-	-	-	17,464
Other payables	25,650	-	-	-	25,650
Total	202,483	2,341	2,022	495	207,341

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2022:
Short-term loans	7,874	-	-	-	7,874
Long-term bank loans	1,136	1,515	-	-	2,651
Long-term loans from others	3,917	3,699	-	-	7,616
Liability in respect of purchase of servers	193	177	-	-	370
Lease liabilities	2,402	2,392	3,400	483	8,677
Payables in respect of processing activity	63,336	-	-	-	63,336
Trade payables	14,574	-	-	-	14,574
Other payables	17,229	-	-	-	17,229
Total	110,661	7,783	3,400	483	122,327

Disclosure of changes in financial liabilities
	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Other liabilities	Total
	US Dollars in thousands
Balance at January 1, 2023	7,684	2,496	7,367	8,150	362	26,059

Changes in 2023:
Liabilities added in respect of new leases	-	-	-	595	-	595
Liabilities added in respect of loans from banks and others	39,135	-	-	-	-	39,135
Cash flows paid	-	(998)	(3,626)	(2,182)	(182)	(6,988)
Amounts recognized in profit or loss and other changes	658	(70)	179	(269)	(10)	488
Balance at December 31, 2023:	47,477	1,428	3,920	6,294	170	59,289

Balance at January 1 2022	-	5,166	3,220	6,895	721	16,002

Changes in 2022:
Liabilities added in respect of new leases	-	-	-	2,014	-	2,014
Liabilities added in respect of loans from banks and others	5,874	-	6,908	-	-	12,782
Liabilities added in respect of acquisitions	2,000	-	-	1,696	-	3,696
Cash flows paid	-	(2,282)	(2,577)	(2,146)	(288)	(7,293)
Amounts recognized in profit or loss and other changes	(190)	(388)	(184)	(309)	(71)	(1,142)
Balance at December 31 2022:	7,684	2,496	7,367	8,150	362	26,059

Balance at January 1 2021	11,589	7,329	5,703	6,474	994	32,089

Changes in 2021:
Liabilities added in respect of new leases	-	-	-	1,428	-	1,428
Cash flows paid	(11,393)	(1,971)	(2,175)	(1,406)	(295)	(17,240)
Amounts recognized in profit or loss and other changes	(196)	(192)	(308)	399	22	(275)
Balance at December 31 2021:	-	5,166	3,220	6,895	721	16,002